Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Debt, Current and Noncurrent [Abstract]
Long-Term Debt
Table 10.1 presents a summary of our long-term debt carrying values, which reflects unamortized debt discounts and premiums and hedge basis adjustments, unless we have elected the fair value option. See Note 14 (Derivatives) for additional information on qualifying hedge contracts and Note 15 (Fair Value Measurements) for additional information on fair value option elections. The interest rates displayed represent the range of contractual rates in effect at December 31, 2024. These interest rates do not include the effects of any associated derivatives designated in a hedge accounting relationship.
Table 10.1: Long-Term Debt

	December 31,
	2024			2023
(in millions)	Maturity date(s)	Stated interest rate(s)
Wells Fargo & Company (Parent only)
Senior
Fixed-rate notes	2025-2045	0.63-6.75%	$33,194	42,384
Floating-rate notes	2026-2048	3.90-6.51%	3,339	1,046
FixFloat notes	2026-2053	1.74-6.49%	85,130	77,958
Structured notes (1)			7,189	6,900
Total senior debt – Parent			128,852	128,288
Subordinated
Fixed-rate notes (2)	2025-2046	3.87-7.57%	17,091	18,841
Total subordinated debt – Parent			17,091	18,841
Junior subordinated
Fixed-rate notes	2029-2036	5.95-7.95%	789	828
Floating-rate notes	2027	5.41-5.92%	368	355
Total junior subordinated debt – Parent			1,157	1,183
Total long-term debt – Parent (2)			147,100	148,312
Wells Fargo Bank, N.A., and other bank entities (Bank)
Senior
Fixed-rate notes	2025-2026	4.81-5.55%	8,262	6,506
Floating-rate notes	2025-2053	4.29-6.18%	1,864	1,416
Floating-rate advances – Federal Home Loan Bank (FHLB) (3)	2025	4.83-4.85%	3,000	38,000
Structured notes (1)			2,582	1,137
Finance leases	2025-2029	1.69-4.90%	16	19
Total senior debt – Bank			15,724	47,078
Subordinated
Fixed-rate notes	2025-2038	5.85-7.74%	3,236	3,416
Total subordinated debt – Bank			3,236	3,416
Junior subordinated
Floating-rate notes	2027	5.36-5.57%	429	414
Total junior subordinated debt – Bank (4)			429	414
Credit card securitizations (5)	2027	4.29-4.94%	2,240	—
Other bank debt (6)	2025-2064	0.50-8.75%	3,080	7,558
Total long-term debt – Bank			$24,709	58,466

(continued on following page)
(continued from previous page)

	December 31,
	2024			2023
(in millions)	Maturity date(s)	Stated interest rate(s)
Other consolidated subsidiaries
Senior
Structured notes (1)			$1,269	810
Total long-term debt – Other consolidated subsidiaries			1,269	810
Total long-term debt (7)			$173,078	207,588
(1)Includes certain structured notes that have coupon or repayment terms linked to the performance of debt or equity securities, an embedded equity, commodity, or currency index, or basket of indices, for which the maturity may be accelerated based on the value of a referenced index or security. In addition, a major portion consists of zero coupon notes where interest is paid as part of the final redemption amount.
(2)Includes fixed-rate subordinated notes issued by the Parent at a discount of $114 million and $118 million at December 31, 2024 and 2023, respectively, and debt issuance costs of $2 million at both December 31, 2024 and 2023, to effect a modification of Wells Fargo Bank, N.A., notes. These subordinated notes are carried at their par amount on the consolidated balance sheet of the Parent presented in Note 27 (Parent-Only Financial Statements). In addition, Parent long-term debt presented in Note 27 also includes affiliate related issuance costs of $365 million and $379 million at December 31, 2024 and 2023, respectively.
(3)We pledge certain assets as collateral to secure advances from the FHLB. For additional information, see Note 19 (Pledged Assets and Collateral).
(4)Includes $429 million and $414 million of junior subordinated debentures held by unconsolidated wholly-owned trust preferred security VIEs at December 31, 2024 and 2023, respectively. See
Note 16 (Securitizations and Variable Interest Entities) for additional information about trust preferred security VIEs.
(5)We pledge certain assets as collateral which can only be used to settle the liabilities of the consolidated VIE. For additional information about credit card securitizations, see Note 16 (Securitizations and Variable Interest Entities).
(6)Effective January 1, 2024, we reclassified $4.9 billion of unfunded commitment liabilities for affordable housing investments to accrued expenses and other liabilities in connection with the adoption of ASU 2023-02. For additional information, see Note 1 (Summary of Significant Accounting Policies).
(7)The majority of long-term debt is redeemable at our option at one or more dates prior to contractual maturity.

Maturity of Long-Term Debt
The aggregate carrying value of long-term debt that matures (based on contractual payment dates) as of December 31, 2024, in each of the following five years and thereafter is presented in Table 10.2.
Table 10.2: Maturity of Long-Term Debt

	December 31, 2024
(in millions)	2025	2026	2027	2028	2029	Thereafter	Total
Wells Fargo & Company (Parent Only)
Senior debt	$8,771	24,321	7,787	20,286	10,742	56,945	128,852
Subordinated debt	940	2,683	2,390	—	—	11,078	17,091
Junior subordinated debt	—	—	368	—	266	523	1,157
Total long-term debt – Parent	9,711	27,004	10,545	20,286	11,008	68,546	147,100
Wells Fargo Bank, N.A., and other bank entities (Bank)
Senior debt	7,826	7,687	3	28	2	178	15,724
Subordinated debt	150	—	26	193	—	2,867	3,236
Junior subordinated debt	—	—	429	—	—	—	429
Credit card securitizations	—	—	2,240	—	—	—	2,240
Other bank debt	110	58	71	71	47	2,723	3,080
Total long-term debt – Bank	8,086	7,745	2,769	292	49	5,768	24,709
Other consolidated subsidiaries
Senior debt	377	220	43	5	288	336	1,269
Total long-term debt – Other consolidated subsidiaries	377	220	43	5	288	336	1,269
Total long-term debt	$18,174	34,969	13,357	20,583	11,345	74,650	173,078